Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jun 30, 2011
Registrant Name	dei_EntityRegistrantName	MATRIX ADVISORS VALUE FUND INC
Central Index Key	dei_EntityCentralIndexKey	0000720498
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Oct 27, 2011
Document Effective Date	dei_DocumentEffectiveDate	Oct 31, 2011
Matrix Advisors Value Fund, Inc. (Prospectus Summary) | Matrix Advisors Value Fund, Inc. | Matrix Advisors Value Fund, Inc.
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	mavfx

Matrix Advisors Value Fund, Inc. (Prospectus Summary) | Matrix Advisors Value Fund, Inc.
Summary Section
Investment Objective
The Matrix Advisors Value Fund (the "Fund") seeks to achieve a total rate of return which is comprised of capital appreciation and current income.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder fees (fees paid directly from your investment)
Shareholder Fees	Matrix Advisors Value Fund, Inc.
Redemption fee (as a percentage of amount redeemed within 60 days of purchase)	1.00%

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Matrix Advisors Value Fund, Inc.
Management Fees		0.75%
Other Expenses		0.37%
Total Annual Fund Operating Expenses	[1]	1.12%
Less: Fee Waiver and/or Expense Reimbursement		(0.13%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[2]	0.99%
[1]	The Total Annual Fund Operating Expenses has been restated to reflect the reduction of the Management Fees from 1.00% to 0.75% effective September 1, 2010. Accordingly, the figure does not correlate to the Ratio of Operating Expenses to Average Net Assets Before Expense Reimbursement provided in the "Financial Highlights" section of the statutory prospectus.
[2]	Matrix Asset Advisors, Inc. (the "Advisor"), the Fund's investment adviser, has contractually agreed to reduce its fees and/or pay Fund expenses (excluding acquired fund fees and expenses, leverage interest, taxes, brokerage commissions and extraordinary expenses) in order to limit the Fund's total annual fund operating expenses to 0.99% of the Fund's average net assets (the "Expense Cap"). The Expense Cap will remain in effect until at least October 31, 2012. The agreement may be terminated at any time, and without payment of any penalty, by the Fund's Board of Directors (the "Board of Directors") upon 60 days' written notice to the Advisor. The agreement may not be terminated by the Advisor without the consent of the Board of Directors. The Advisor is permitted, with Board approval, to be reimbursed for fee reductions and/or expense payments made in the prior three years. This reimbursement may be requested if the aggregate amount actually paid by the Fund toward operating expenses for the fiscal year (taking into account the reimbursement) does not exceed the Expense Cap. Currently, the Advisor has agreed not to seek reimbursement of such fee reductions and/or expense payments.

Example
This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Matrix Advisors Value Fund, Inc.	101	343	604	1,352

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 25% of the average value of its portfolio.

Principal Investment Strategies
The Fund invests primarily in both dividend and non-dividend paying common stocks of domestic companies that the Advisor believes are financially strong and meet specific valuation criteria using the principles of value investing based on Classic Valuation Analysis. Using valuation models, statistics such as earnings growth, dividend growth, return on equity and book value are analyzed versus their historical, current and projected levels to determine a company's

"Fair Value." The Fund invests primarily in large capitalization companies,

which the Advisor defines as companies with minimum market capitalizations of

 $2 billion at the time of purchase. Stocks will be sold when the Advisor believes they no longer represent value. The Fund may invest in any sector. At times it may overweight one or more particular sectors, and/or underweight or even abstain from one or more particular sectors.

Principal Investment Risks
There is a risk that you could lose all or a portion of your investment in the

Fund. The following are some of the principal risks that can affect the value of your investment:

o  Management Risk: The risk that the Advisor may fail to implement the Fund's investment strategies and meet its investment objective.

o  Market Risk: The market price of a security may fluctuate, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than its cost when originally purchased or less than it was worth at an earlier time.

o  Common Stock Risk: Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value.

o  Sector Emphasis Risk: Investing a substantial portion of the Fund's assets in related industries or sectors may have greater risks because companies in these sectors may share common characteristics and may react similarly to market developments.

o  Value Strategy Risk: The stock of value companies can continue to be undervalued for long periods of time and not realize its expected value. The value of the Fund may decrease in response to the activities and financial prospects of an individual company.

Performance
The following performance information provides some indication of the risks of investing in the Fund. The bar chart below shows how the Fund's total returns have varied from year to year. The table below shows how the Fund's average annual total returns for 1 year, 5 year and 10 year periods compare with that of a broad-based market index. The Fund's past performance (before and after taxes)

is not necessarily an indication of how it will perform in the future. Updated performance information is available on the Fund's website at

www.matrixadvisorsvaluefund.com.

The Fund's year-to-date return as of September 30, 2011 was -20.97%.

During the periods shown in the bar chart, the Fund's highest quarterly return was 25.11% for the quarter ended June 30, 2003, and the lowest quarterly return was -26.31% for the quarter ended December 31, 2008.

After tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as

401(k) plans or individual retirement accounts. In certain cases, the figure representing "Return after taxes on distributions and sale of fund shares" may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.

Average Annual Total Returns as of December 31, 2010
Average Annual Total Returns	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Matrix Advisors Value Fund, Inc.	Return before taxes	12.49%	1.76%	3.95%
Matrix Advisors Value Fund, Inc. After Taxes on Distributions	Return after taxes on distributions	12.40%	0.95%	3.35%
Matrix Advisors Value Fund, Inc. After Taxes on Distributions and Sales	Return after taxes on distributions and sale of fund shares	8.24%	1.53%	3.39%
Matrix Advisors Value Fund, Inc. S&P 500® Index	S&P 500® Index (reflects no deduction for fees, expenses or taxes)	15.06%	2.29%	1.41%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Oct 31, 2011
Matrix Advisors Value Fund, Inc. (Prospectus Summary) | Matrix Advisors Value Fund, Inc.
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Summary Section
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Matrix Advisors Value Fund (the "Fund") seeks to achieve a total rate of return which is comprised of capital appreciation and current income.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 25% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	25.00%
Expenses, Restated to Reflect Current	rr_ExpensesRestatedToReflectCurrent	The Total Annual Fund Operating Expenses has been restated to reflect the reduction of the Management Fees from 1.00% to 0.75% effective September 1, 2010.
Expenses, Not Correlated to Ratio Due to Acquired Fund Fees	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Accordingly, the figure does not correlate to the Ratio of Operating Expenses to Average Net Assets Before Expense Reimbursement provided in the "Financial Highlights" section of the statutory prospectus.
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund invests primarily in both dividend and non-dividend paying common stocks of domestic companies that the Advisor believes are financially strong and meet specific valuation criteria using the principles of value investing based on Classic Valuation Analysis. Using valuation models, statistics such as earnings growth, dividend growth, return on equity and book value are analyzed versus their historical, current and projected levels to determine a company's
"Fair Value." The Fund invests primarily in large capitalization companies, which the Advisor defines as companies with minimum market capitalizations of
 $2 billion at the time of purchase. Stocks will be sold when the Advisor believes they no longer represent value. The Fund may invest in any sector. At times it may overweight one or more particular sectors, and/or underweight or even abstain from one or more particular sectors.

Risk, Heading	rr_RiskHeading	Principal Investment Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
There is a risk that you could lose all or a portion of your investment in the
Fund. The following are some of the principal risks that can affect the value of your investment:

o  Management Risk: The risk that the Advisor may fail to implement the Fund's investment strategies and meet its investment objective.

o  Market Risk: The market price of a security may fluctuate, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than its cost when originally purchased or less than it was worth at an earlier time.

o  Common Stock Risk: Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value.

o  Sector Emphasis Risk: Investing a substantial portion of the Fund's assets in related industries or sectors may have greater risks because companies in these sectors may share common characteristics and may react similarly to market developments.

o  Value Strategy Risk: The stock of value companies can continue to be undervalued for long periods of time and not realize its expected value. The value of the Fund may decrease in response to the activities and financial prospects of an individual company.

Risk, Lose Money	rr_RiskLoseMoney	There is a risk that you could lose all or a portion of your investment in the Fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following performance information provides some indication of the risks of investing in the Fund. The bar chart below shows how the Fund's total returns have varied from year to year. The table below shows how the Fund's average annual total returns for 1 year, 5 year and 10 year periods compare with that of a broad-based market index. The Fund's past performance (before and after taxes)
is not necessarily an indication of how it will perform in the future. Updated performance information is available on the Fund's website at
www.matrixadvisorsvaluefund.com.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information provides some indication of the risks of investing in the Fund. The bar chart below shows how the Fund's total returns have varied from year to year. The table below shows how the Fund's average annual total returns for 1 year, 5 year and 10 year periods compare with that of a broad-based market index.
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.matrixadvisorsvaluefund.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future.
Bar Chart, Closing	rr_BarChartClosingTextBlock
The Fund's year-to-date return as of September 30, 2011 was -20.97%.

During the periods shown in the bar chart, the Fund's highest quarterly return was 25.11% for the quarter ended June 30, 2003, and the lowest quarterly return was -26.31% for the quarter ended December 31, 2008.

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as
401(k) plans or individual retirement accounts. In certain cases, the figure representing "Return after taxes on distributions and sale of fund shares" may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns as of December 31, 2010
Matrix Advisors Value Fund, Inc. (Prospectus Summary) | Matrix Advisors Value Fund, Inc. | Matrix Advisors Value Fund, Inc.
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-10-31
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(20.97%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	25.11%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.31%)
Matrix Advisors Value Fund, Inc. | S&P 500® Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.06%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.29%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.41%
Matrix Advisors Value Fund, Inc. | Matrix Advisors Value Fund, Inc.
Risk/Return:	rr_RiskReturnAbstract
Redemption fee (as a percentage of amount redeemed within 60 days of purchase)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees	rr_ManagementFeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	0.37%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.12%	[1]
Less: Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.13%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.99%	[2]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	101
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	343
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	604
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,352
Annual Return 2001	rr_AnnualReturn2001	12.35%
Annual Return 2002	rr_AnnualReturn2002	(20.74%)
Annual Return 2003	rr_AnnualReturn2003	44.59%
Annual Return 2004	rr_AnnualReturn2004	3.90%
Annual Return 2005	rr_AnnualReturn2005	0.90%
Annual Return 2006	rr_AnnualReturn2006	16.31%
Annual Return 2007	rr_AnnualReturn2007	1.52%
Annual Return 2008	rr_AnnualReturn2008	(40.23%)
Annual Return 2009	rr_AnnualReturn2009	37.45%
Annual Return 2010	rr_AnnualReturn2010	12.49%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return before taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	12.49%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.76%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.95%
Matrix Advisors Value Fund, Inc. | Matrix Advisors Value Fund, Inc. | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return after taxes on distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	12.40%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.95%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.35%
Matrix Advisors Value Fund, Inc. | Matrix Advisors Value Fund, Inc. | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return after taxes on distributions and sale of fund shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	8.24%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.53%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.39%

[1]	The Total Annual Fund Operating Expenses has been restated to reflect the reduction of the Management Fees from 1.00% to 0.75% effective September 1, 2010. Accordingly, the figure does not correlate to the Ratio of Operating Expenses to Average Net Assets Before Expense Reimbursement provided in the "Financial Highlights" section of the statutory prospectus.
[2]	Matrix Asset Advisors, Inc. (the "Advisor"), the Fund's investment adviser, has contractually agreed to reduce its fees and/or pay Fund expenses (excluding acquired fund fees and expenses, leverage interest, taxes, brokerage commissions and extraordinary expenses) in order to limit the Fund's total annual fund operating expenses to 0.99% of the Fund's average net assets (the "Expense Cap"). The Expense Cap will remain in effect until at least October 31, 2012. The agreement may be terminated at any time, and without payment of any penalty, by the Fund's Board of Directors (the "Board of Directors") upon 60 days' written notice to the Advisor. The agreement may not be terminated by the Advisor without the consent of the Board of Directors. The Advisor is permitted, with Board approval, to be reimbursed for fee reductions and/or expense payments made in the prior three years. This reimbursement may be requested if the aggregate amount actually paid by the Fund toward operating expenses for the fiscal year (taking into account the reimbursement) does not exceed the Expense Cap. Currently, the Advisor has agreed not to seek reimbursement of such fee reductions and/or expense payments.